STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1%
Advertising - .3%
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	365,000	[b]	355,191
Aerospace & Defense - 1.9%
Bombardier, Sr. Unscd. Notes		7.50	3/15/2025	1,260,000	[b]	769,387
TransDigm, Gtd. Notes		5.50	11/15/2027	550,000	[b]	500,398
TransDigm, Gtd. Notes		6.50	5/15/2025	965,000		936,151
					2,205,936
Airlines - .2%
Delta Air Lines, Sr. Scd. Notes		7.00	5/1/2025	210,000	[b]	217,269
Automobiles & Components - 2.4%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	485,000		458,376
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	120,000	[b]	104,127
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	105,000		109,300
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	480,000		506,400
Ford Motor Credit, Sr. Unscd. Notes		4.06	11/1/2024	200,000		188,750
Ford Motor Credit, Sr. Unscd. Notes		4.54	8/1/2026	200,000		188,500
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	400,000		375,020
Ford Motor Credit, Sr. Unscd. Notes		5.58	3/18/2024	200,000		199,690
Panther BF Aggregator 2, Gtd. Notes		8.50	5/15/2027	680,000	[b]	668,824
					2,798,987
Building Materials - 1.0%
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	740,000	[b]	709,915
Griffon, Gtd. Notes		5.75	3/1/2028	395,000		394,575
					1,104,490
Chemicals - 4.2%
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	635,000	[b]	544,122
CVR Partners, Scd. Notes		9.25	6/15/2023	1,315,000	[b]	1,239,526
Fire BC, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	415,000	[b,c]	359,323
INEOS Group Holdings, Scd. Notes		5.63	8/1/2024	540,000	[b]	536,282
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	770,000	[b]	744,494
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	255,000	[b]	255,895
Trinseo Materials Operating, Gtd. Notes		5.38	9/1/2025	80,000	[b]	76,650
Tronox, Sr. Scd. Notes		6.50	5/1/2025	291,000	[b]	300,458
Venator Finance, Gtd. Notes		5.75	7/15/2025	300,000	[b]	193,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Chemicals - 4.2% (continued)
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	545,000	[b]	550,450
					4,800,348
Collateralized Loan Obligations Debt - 19.8%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		7.44	7/17/2028	375,000	[b,c]	308,315
Cairn III CLO, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[b,c]	2,164,711
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[b,c]	1,084,543
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, Cl. E, 3 Month EURIBOR +7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[b,c]	1,353,446
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		6.14	4/18/2031	1,000,000	[b,c]	793,390
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[b,c]	913,611
Dryden Senior Loan Fund CLO, Ser. 2017-49A, Cl. E, 3 Month LIBOR +6.30%		7.44	7/18/2030	1,350,000	[b,c]	1,136,461
Euro-Galaxy IV CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[b,c]	1,424,096
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		3.72	4/15/2029	765,000	[b,c]	679,988
Marble Point XII CLO , Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		7.18	7/16/2031	750,000	[b,c]	541,398
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		7.65	10/17/2030	1,000,000	[b,c]	780,582
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.18	4/17/2031	2,000,000	[b,c]	1,476,070
OZLM XIII CLO, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		6.21	7/30/2027	2,250,000	[b,c]	1,592,399
OZLME III CLO, Ser. 3X, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[c]	672,592
Penta CLO 2, Ser. 2015-2A, Cl. F, 3 Month EURIBOR +5.48% @ Floor	EUR	5.48	8/4/2028	3,000,000	[b,c]	2,039,717
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.23	5/20/2031	375,000	[b,c]	277,476
Sounds Point IV-R CLO, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		7.39	4/18/2031	750,000	[b,c]	507,858
St. Paul's V CLO , Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[b,c]	2,626,329
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		7.49	10/20/2031	1,000,000	[b,c]	530,449

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Collateralized Loan Obligations Debt - 19.8% (continued)
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		8.17	4/20/2032	1,776,000	[b,c]	1,431,676
York CLO 1, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		4.11	10/22/2029	570,000	[b,c]	531,153
					22,866,260
Collateralized Loan Obligations Equity - 2.4%
Dryden Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUB		7.60	4/15/2029	2,450,931	[b,d]	661,793
Dryden Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUBR		8.11	4/15/2029	484,569	[b,d]	130,841
KVK CLO, Ser. 2018-1A, Cl. SUB1		7.88	5/20/2029	4,000,000	[b,d]	981,940
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		2.95	1/20/2029	3,000,000	[b,d]	1,009,338
					2,783,912
Commercial & Professional Services - 4.5%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	580,000	[b]	254,414
APX Group, Sr. Scd. Notes		6.75	2/15/2027	450,000	[b]	424,055
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	605,000	[b]	590,991
Kapla Holding, Sr. Scd. Bonds, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	12/15/2026	245,000	[c]	242,386
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,000,000		728,448
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	828,000	[b]	785,039
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[b]	446,794
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	610,000	[b]	679,541
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	605,000	[b]	652,284
WW International, Gtd. Notes		8.63	12/1/2025	340,000	[b]	355,689
					5,159,641
Consumer Discretionary - 3.2%
Allen Media, Gtd. Notes		10.50	2/15/2028	555,000	[b]	423,101
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	200,000	[b]	198,625
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	60,000		59,821
Boyd Gaming, Sr. Unscd. Notes		8.63	6/1/2025	71,000	[b]	76,077
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	880,000	[b]	843,608
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	235,000		230,275
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	540,000	[b]	546,418
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	500,000	[b]	469,212
Taylor Morrison Communities, Gtd. Notes		5.88	1/31/2025	690,000	[b]	701,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Consumer Discretionary - 3.2% (continued)
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	100,000	[b]	101,615
					3,650,613
Diversified Financials - 5.2%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	480,000		575,146
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	155,000	[b]	164,464
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,165,000	[b]	935,035
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	100,000	[b]	112,361
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	725,000		814,616
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		287,149
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	355,000		361,619
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	285,000	[b]	320,297
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	1,105,000	[b]	1,129,979
Navient, Sr. Unscd. Notes		5.50	1/25/2023	145,000		138,566
Navient, Sr. Unscd. Notes		5.88	10/25/2024	525,000		483,990
Navient, Sr. Unscd. Notes		7.25	9/25/2023	465,000		447,848
Quicken Loans, Gtd. Notes		5.75	5/1/2025	255,000	[b]	260,764
					6,031,834
Electronic Components - .5%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	210,000		210,000
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	380,000		377,127
					587,127
Energy - 7.5%
Antero Midstream Partners, Gtd. Notes		5.38	9/15/2024	315,000		264,009
Apache, Sr. Scd. Notes		4.38	10/15/2028	179,000		160,653
Apache, Sr. Scd. Notes		5.10	9/1/2040	85,000		68,425
Blue Racer Midstream, Gtd. Notes		6.13	11/15/2022	320,000	[b]	313,016
Continental Resources, Gtd. Notes		4.50	4/15/2023	265,000		246,530
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	110,000	[b]	96,047
Crestwood Midstream Partners, Gtd. Notes		5.75	4/1/2025	375,000		349,918
CVR Energy, Gtd. Bonds		5.25	2/15/2025	255,000	[b]	230,297
CVR Energy, Gtd. Bonds		5.75	2/15/2028	235,000	[b]	209,591
Enviva Partners, Gtd. Notes		6.50	1/15/2026	455,000	[b]	482,300
EQM Midstream Partners, Sr. Unscd. Notes		5.50	7/15/2028	130,000		120,451
EQT, Sr. Unscd. Notes		6.13	2/1/2025	240,000		246,047
Genesis Energy, Gtd. Bonds		5.63	6/15/2024	1,110,000		1,014,146
Genesis Energy, Gtd. Notes		6.00	5/15/2023	175,000		165,575

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Energy - 7.5% (continued)
Laredo Petroleum, Gtd. Notes		9.50	1/15/2025	110,000		77,172
Matador Resources, Gtd. Notes		5.88	9/15/2026	510,000		380,891
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	175,000		126,438
Occidental Petroleum, Sr. Unscd. Notes		6.95	7/1/2024	830,000		755,549
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	360,000		297,000
PBF Holding, Gtd. Notes		6.00	2/15/2028	375,000	[b]	316,168
PBF Holding, Sr. Scd. Notes		9.25	5/15/2025	272,000	[b]	295,180
PDC Energy, Gtd. Notes		6.13	9/15/2024	350,000		330,349
Precision Drilling, Gtd. Notes		7.75	12/15/2023	600,000		326,937
Shelf Drilling Holdings, Gtd. Notes		8.25	2/15/2025	785,000	[b]	349,808
Southwestern Energy, Gtd. Notes		6.20	1/23/2025	330,000		297,432
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	125,000		115,394
Targa Resources Partners, Gtd. Notes		6.88	1/15/2029	305,000		327,395
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	460,000		439,215
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	215,000		196,661
WPX Energy, Sr. Unscd. Notes		5.75	6/1/2026	100,000		100,291
					8,698,885
Environmental Control - 2.0%
Covanta Holding, Sr. Unscd. Notes		5.88	7/1/2025	685,000		679,078
Covanta Holding, Sr. Unscd. Notes		6.00	1/1/2027	400,000		395,424
GFL Environmental, Sr. Unscd. Notes		8.50	5/1/2027	320,000	[b]	351,541
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[b]	417,284
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	500,000	[b]	495,712
					2,339,039
Food Products - .3%
US Foods, Sr. Scd. Notes		6.25	4/15/2025	307,000	[b]	319,664
Forest Products & Other - .7%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	835,000		817,344
Health Care - 6.3%
Avantor, Sr. Unscd. Notes		9.00	10/1/2025	400,000	[b]	433,042
Bausch Health, Gtd. Notes		6.13	4/15/2025	335,000	[b]	340,827
Bausch Health, Gtd. Notes		6.25	2/15/2029	295,000	[b]	303,112
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	725,000	[b]	701,891
Constantin Investissement 3, Scd. Bonds	EUR	5.38	4/15/2025	550,000	[b]	595,661
LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	175,000	[b]	185,063
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	250,000		274,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Health Care - 6.3% (continued)
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	920,000	[b]	918,275
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	125,000	[b]	128,125
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	1,785,000	[b]	1,568,560
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	70,000	[b]	69,899
Synlab Bondco, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2025	340,000	[b,c]	378,700
Synlab Unsecured Bondco, Gtd. Bonds	EUR	8.25	7/1/2023	270,000	[b]	306,457
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	260,000	[b]	269,507
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	290,000	[b]	317,550
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	540,000	[b]	533,582
					7,325,076
Industrial - 1.9%
ATS Automation Tooling Systems, Gtd. Notes		6.50	6/15/2023	285,000	[b]	290,314
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	420,000	[b]	371,958
Clark Equipment, Sr. Scd. Notes		5.88	6/1/2025	65,000	[b]	67,356
Gates Global, Gtd. Notes		6.25	1/15/2026	720,000	[b]	703,652
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	410,000	[b]	374,258
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	400,000	[b]	374,162
					2,181,700
Information Technology - 1.9%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	520,000	[b]	519,295
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	9,000	[b]	8,967
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	110,000	[b]	115,500
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	575,000	[b]	613,873
Rackspace Hosting, Gtd. Notes		8.63	11/15/2024	220,000	[b]	230,588
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	640,000	[b]	713,482
					2,201,705
Insurance - 2.3%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	565,000	[b]	608,200
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	675,000	[b]	674,028
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	640,000	[b]	659,344
USI, Sr. Unscd. Notes		6.88	5/1/2025	680,000	[b]	698,839
					2,640,411
Internet Software & Services - .1%
Expedia Group, Gtd. Notes		7.00	5/1/2025	85,000	[b]	90,918

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Materials - 5.3%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	535,000		565,668
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	715,000	[b]	707,982
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	335,000	[b]	345,787
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	1,046,000	[b]	1,058,432
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	690,000	[b]	726,504
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	175,000	[b]	177,625
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,340,000	[b]	1,210,174
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	600,000	[b]	604,593
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	635,000	[b]	671,395
					6,068,160
Media - 5.4%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	470,000	[b]	495,937
Altice Finco, Scd. Notes		7.63	2/15/2025	539,000	[b]	550,397
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	715,000	[b]	711,788
CSC Holdings, Sr. Unscd. Notes		10.88	10/15/2025	310,000	[b]	336,364
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	345,000	[b]	275,082
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,260,000		1,247,268
DISH DBS, Gtd. Notes		7.75	7/1/2026	300,000		311,944
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	390,000	[b]	400,973
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	252,000	[b]	257,276
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	180,000	[b]	171,417
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744		450,270
TEGNA, Gtd. Notes		5.00	9/15/2029	310,000	[b]	294,210
Tele Columbus, Sr. Scd. Notes	EUR	3.88	5/2/2025	310,000	[b]	318,178
Virgin Media Receivables Financing, Sr. Scd. Bonds	GBP	5.50	9/15/2024	155,000	[b]	194,377
Virgin Media Receivables Financing, Sr. Scd. Bonds	GBP	5.50	9/15/2024	200,000		250,809
					6,266,290
Metals & Mining - 1.7%
Arconic, Scd. Notes		6.13	2/15/2028	640,000	[b]	624,400
Arconic, Sr. Scd. Notes		6.00	5/15/2025	25,000	[b]	25,964
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	675,000	[b]	614,321
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	710,000	[b]	647,303
					1,911,988
Real Estate - .6%
Brookfield Property REIT, Sr. Scd. Notes		5.75	5/15/2026	90,000	[b]	68,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Real Estate - .6% (continued)
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	710,000	[b]	606,088
					674,699
Retailing - 1.9%
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	200,000	[b]	207,500
LSF10 Wolverine Investments, Sr. Scd. Bonds	EUR	5.00	3/15/2024	510,000		528,433
Macy's, Sr. Scd. Notes		8.38	6/15/2025	455,000	[b]	462,394
New Look Financing, Sr. Scd. Bonds	GBP	12.00	5/3/2024	247,425		168,063
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	570,000	[b]	647,775
Top Gun Realisations 74, Sr. Scd. Bonds	GBP	6.50	7/1/2022	635,000	[e]	157,041
					2,171,206
Technology Hardware & Equipment - 1.5%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	305,000	[b]	316,559
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	355,000	[b]	357,430
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,120,000	[b]	1,117,889
					1,791,878
Telecommunication Services - 5.4%
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	225,000	[b]	225,622
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	270,000	[b]	319,323
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	780,000	[b]	867,750
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	800,000		838,848
CommScope, Gtd. Notes		5.50	6/15/2024	610,000	[b]	601,603
CommScope, Gtd. Notes		8.25	3/1/2027	770,000	[b]	804,508
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[b]	646,091
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,240,000	[b]	1,252,400
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	655,000		700,411
					6,256,556
Utilities - .7%
Centrica, Sub. Bonds	GBP	5.25	4/10/2075	155,000		188,554
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		613,260
					801,814
Total Bonds and Notes (cost $118,358,591)				105,118,941

Floating Rate Loan Interests - 51.5%
Advertising - 1.4%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.50	9/29/2024	685,000	[c]	601,944

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Advertising - 1.4% (continued)
Clear Channel Outdoor Holdings, Term Loan B, 1 Month LIBOR +3.50%		3.67	8/21/2026	440,661	[c]	411,577
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 1 Month LIBOR +4.50%		5.50	8/16/2023	731,244	[c]	592,308
					1,605,829
Airlines - .0%
Delta Air Lines, Term Loan, 1 Month LIBOR +4.75%		5.51	4/29/2023	24,823	[c]	24,543
Automobiles & Components - .5%
CTOS, Term Loan B, 1 Month LIBOR +4.25%		4.42	4/18/2025	206,619	[c]	199,732
Panther BF Aggregator 2, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		4.06	4/30/2026	423,700	[c]	404,899
					604,631
Building Materials - 1.9%
BME Group Holding, First Lien Facility Term loan, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	11/1/2026	1,000,000	[c]	1,066,342
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		4.97	4/12/2025	568,114	[c]	541,839
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	621,522	[c]	563,512
					2,171,693
Chemicals - .8%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +3.00%		4.00	9/7/2021	424,577	[c]	357,706
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +3.00%		4.00	9/7/2021	70,187	[c]	59,133
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		5.89	10/16/2025	585,191	[c]	547,153
					963,992
Commercial & Professional Services - 7.6%
APX Group, Term Loan, 3 Month LIBOR +5.00%		5.18	12/31/2025	372,440	[c]	347,300
AVSC Holding, Second Lien Initial Term Loan, 3 Month LIBOR +7.25%		8.25	9/1/2025	207,000	[c]	129,375
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.92	2/7/2026	270,737	[c]	248,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Commercial & Professional Services - 7.6% (continued)
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	223,235	[c]	214,166
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.61	4/18/2025	107,029	[c]	83,483
Galileo Global Education Finance Sarl, Term Loan, 6 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[c]	1,043,447
Indigocyan Holdco 3, Facility Term Loan B, 3 Month LIBOR +5.00%	GBP	5.60	12/31/2024	2,000,000	[c]	1,790,750
Minerva Bidco, Term Loan B, 3 Month LIBOR +4.75%	GBP	5.23	8/31/2025	1,000,000	[c]	1,062,100
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.31	5/23/2025	287,083	[c]	270,336
North American Lifting Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.50	11/27/2020	471,214	[c]	339,946
Pi Lux Finco, Second Lien Facility 1 Term Loan, 6 Month LIBOR +7.25%		8.45	1/1/2026	1,000,000	[c]	875,000
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.79	5/1/2025	550,483	[c]	524,335
Team Health Holdings, Term Loan, 3 Month LIBOR +2.75%		3.75	2/6/2024	135,000	[c]	99,153
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.86	8/27/2025	785,226	[c]	761,673
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	11/29/2024	941,048	[c]	922,227
					8,711,523
Consumer Discretionary - .7%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.69	2/10/2027	219,949	[c]	210,510
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.43	2/5/2027	571,802	[c]	533,920
Hayward Industries, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	8/4/2024	16,665	[c]	16,186
					760,616
Consumer Staples - .4%
KIK Custom Products, Term Loan B-3, 1 Month LIBOR +4.00%		5.00	5/15/2023	505,000	[c]	484,265
Diversified Financials - .7%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%		3.84	6/15/2025	265,000	[c]	248,659

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Diversified Financials - .7% (continued)
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		4.92	2/18/2027	370,000	[c]	362,600
Russell Investments, Term Loan, 1 Month LIBOR +2.75%		3.82	6/1/2023	220,000	[c]	209,343
					820,602
Electronic Components - 1.8%
Idemia Identity & Securities, Facility Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	2,000,000	[c]	2,052,005
Energy - 1.6%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	294,315	[c]	246,699
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.34	5/29/2025	296,231	[c]	172,060
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		5.36	7/18/2025	350,264	[c]	243,763
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%		8.30	12/19/2022	507,267	[c]	499,658
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%		5.20	9/27/2024	126,208	[c]	105,173
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.95	6/21/2026	731,325	[c]	544,837
					1,812,190
Environmental Control - .2%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	289,518	[c]	262,014
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.93	1/31/2028	450,861	[c]	428,318
Food Service - .2%
TKC Holdings, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.75	2/1/2023	299,220	[c]	281,017
Health Care - 7.0%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	415,725	[c]	332,559
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	493,671	[c]	482,795
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.95	9/28/2024	718,402	[c]	688,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Health Care - 7.0% (continued)
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		9.20	8/15/2025	110,000	[c]	95,150
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		4.12	2/21/2026	628,603	[c]	578,315
CPI Holdco, First Lien Closing Date Term Loan, 3 Month LIBOR +4.25%		4.43	11/4/2026	415,359	[c]	404,975
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	369,820	[c]	361,268
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.09	6/6/2025	220,000	[c]	198,000
EyeCare Partners, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +1.00%		3.92	2/20/2027	7,360	[c]	6,808
EyeCare Partners, First Lien Initial Term Loan, 6 Month LIBOR +3.75%		3.92	2/20/2027	31,544	[c]	29,178
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.84	3/5/2026	424,002	[c]	358,282
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.25	3/14/2025	293,499	[c]	282,073
Global Medical Response, 2018 Term Loan, 2 Month LIBOR +3.25%		4.25	4/28/2022	517,354	[c]	504,096
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		6.04	6/15/2021	388,250	[c]	368,111
MED ParentCo, First Lien Delayed Draw Term Loan, 1-3 Month LIBOR +4.25%		4.43	8/31/2026	138,050	[c]	124,992
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.43	8/31/2026	551,350	[c]	499,198
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.59	6/30/2025	667,171	[c]	635,314
Petvet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.63	2/15/2026	400,000	[c]	374,000
Seqens Group Bidco, Facility Term Loan B, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/22/2023	1,000,000	[c]	1,035,122
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	427,543	[c]	393,072

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Health Care - 7.0% (continued)
Surgery Center Holdings, Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	100,000	[c]	101,500
US Anesthesia Partners, First Lien Initial Term Loan, 1 Month LIBOR +3.00%		4.00	6/23/2024	200,000	[c]	181,400
					8,034,976
Industrial - 2.1%
Brand Industrial Service, Initial Term Loan, 3 Month LIBOR +4.25%		5.45	6/21/2024	285,410	[c]	259,635
Landry's Finance Acquisition, Term Loan, 1 Month LIBOR +12.00%		13.00	10/4/2023	242,857	[c]	252,571
Qualtek USA, Tranche Term Loan B, 1-3 Month LIBOR +6.25%		7.25	7/18/2025	314,197	[c]	284,348
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		4.45	3/28/2025	594,750	[c]	541,276
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	343,249	[c]	248,855
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.22	7/11/2025	950,000	[c]	796,812
					2,383,497
Information Technology - 7.3%
AI Avocado Holding, Facility Term Loan B-3, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,987,635	[c]	2,072,613
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		5.62	10/2/2025	564,286	[c]	534,802
Camelia Bidco, Facility Term Loan B-1, 3 Month LIBOR +4.75%	GBP	4.98	10/5/2024	2,000,000	[c]	2,284,750
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.14	10/16/2026	281,544	[c]	273,011
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +4.00%		4.18	2/8/2026	852,752	[c]	834,272
Evergreen Skills Lux, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	4/28/2021	997,361	[c,e]	543,826
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.81	12/1/2024	345,239	[c]	326,682
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.63	5/18/2025	867,192	[c]	831,060
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%		3.68	7/1/2026	242,757	[c]	237,598
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.93	7/3/2026	282,089	[c]	272,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Information Technology - 7.3% (continued)
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.29	5/3/2026	206,067	[c]	200,142
				8,411,326
Insurance - 3.4%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.68	2/13/2027	588,396	[c]	562,898
AssuredPartners, Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	77,512	[c]	75,962
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	7.72	8/4/2025	2,213,939	[c]	2,212,566
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	5.61	2/28/2025	325,642	[c]	304,475
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%	4.34	9/3/2026	225,511	[c]	217,928
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	4.70	12/31/2025	592,570	[c]	561,016
Sedgwick CMS, Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	18,705	[c]	18,331
				3,953,176
Internet Software & Services - 1.4%
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[c]	206,800
Web.com Group, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.97	10/11/2025	835,290	[c]	787,958
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	5.70	12/21/2025	599,079	[c]	557,144
				1,551,902
Materials - 3.8%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	5.06	7/31/2025	742,380	[c]	665,173
Canister International, Initial Term Loan, 1 Month LIBOR +4.75%	4.92	12/20/2026	217,100	[c]	210,587
Flex Acquisition, 2018 Incremental Term Loan B, 3 Month LIBOR +3.25%	4.70	6/29/2025	397,753	[c]	376,374
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	5.11	10/19/2023	246,811	[c]	234,266

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Materials - 3.8% (continued)
Klockner Pentaplast of America, Euro Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	6/30/2022	1,000,000	[c]	975,734
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%		4.68	7/2/2026	351,452	[c]	338,549
Murray Energy, Superpriority Term Loan B-2, 3 Month LIBOR +7.25%		8.24	10/17/2022	488,400	[c,e]	14,244
Plaze, Initial Term Loan, 6 Month LIBOR +3.50%		4.04	8/3/2026	219,741	[c]	207,473
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month PRIME +2.50%		4.25	5/1/2024	486,625	[c]	457,428
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		4.75	11/30/2023	967,294	[c]	912,883
					4,392,711
Media - 1.0%
Banijay Group US Holding, USD Term Loan, 1 Month LIBOR +3.75%		3.93	3/1/2025	268,664	[c]	256,574
Diamond Sports Group, Term Loan, 1 Month LIBOR +3.25%		3.42	8/24/2026	324,347	[c]	281,371
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.36	8/19/2023	678,251	[c]	657,903
					1,195,848
Retailing - 3.2%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		5.75	9/25/2024	572,489	[c]	540,286
CWGS Group, Term Loan, 3 Month LIBOR +2.75%		4.12	11/8/2023	225,000	[c]	203,424
EG Finco, Term Loan B, 3 Month LIBOR +4.75%	GBP	5.01	2/5/2025	2,268,656	[c]	2,652,959
Leslie's Poolmart, Tranche Term Loan B-2, 2 Month LIBOR +3.50%		3.86	8/16/2023	175,000	[c]	167,234
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.34	11/28/2022	208,663	[c]	161,714
					3,725,617
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%		6.00	4/30/2026	551,014	[c]	411,883
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%		4.86	8/27/2025	324,886	[c]	316,764
					728,647
Technology Hardware & Equipment - 1.5%
Access CIG, First Lien Term Loan B, 3 Month LIBOR +3.75%		4.49	2/27/2025	224,428	[c]	212,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 51.5% (continued)
Technology Hardware & Equipment - 1.5% (continued)
Everi Payments, Term Loan, 1 Month LIBOR +10.5%	11.50	5/9/2024	157,759	[c]	160,125
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.93	7/1/2026	348,252	[c]	324,528
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	5.04	11/2/2025	255,095	[c]	237,238
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.68	3/5/2027	233,459	[c]	224,266
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.43	8/20/2025	746,212	[c]	614,521
				1,773,015
Telecommunication Services - .6%
MTN Infrastructure TopCo, Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	44,510	[c]	43,453
SpeedCast International, Initial Term Loan, 3 Month PRIME +1.75%	3.59	5/15/2025	125,146	[c,e]	14,839
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.22	10/10/2024	762,172	[c]	624,188
				682,480
Utilities - 1.4%
Eastern Power, Term Loan B, 1 Month LIBOR +3.75%	4.75	10/2/2025	587,928	[c]	581,681
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	1,030,000	[c]	999,177
				1,580,858
Total Floating Rate Loan Interests (cost $65,210,675)			59,397,291
Description			Shares		Value ($)
Common Stocks - .0%
Retailing - .0%
New Look Secured Issuer (cost $43,303)			1,589,392	[f]	29,443
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $528,473)	0.21		528,473	[g]	528,473
Total Investments (cost $184,141,042)			143.0%	165,074,148
Liabilities, Less Cash and Receivables			(43.0%)	(49,674,602)
Net Assets			100.0%	115,399,546

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $81,538,878 or 70.66% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

e Non-income producing—security in default.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	25,650,172	−	25,650,172
Corporate Bonds	−	79,468,769	−	79,468,769
Equity Securities-Common Stocks	−	29,443††	−	29,443
Floating Rate Loan Interests	−	59,397,291	−	59,397,291
Investment Companies	528,473	−	−	528,473
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	3,434	−	3,434
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(525,901)	−	(525,901)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	7,917,195	British Pound	6,492,000	6/22/2020	(101,245)
Goldman Sachs
United States Dollar	6,410,144	Euro	5,850,285	6/30/2020	(88,089)
British Pound	6,320,000	United States Dollar	7,802,870	6/30/2020	3,434
United States Dollar	11,697,821	British Pound	9,477,092	6/30/2020	(8,043)
United States Dollar	19,379,746	Euro	17,746,000	6/22/2020	(328,524)
Gross Unrealized Appreciation					3,434
Gross Unrealized Depreciation					(525,901)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

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(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

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generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2020, accumulated net unrealized depreciation on investments was $19,066,894, consisting of $3,415,379 gross unrealized appreciation and $22,482,273 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.